UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

DWS High Income Plus Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 86.4%
Consumer Discretionary 14.3%
AMC Entertainment, Inc., 8.0%, 3/1/2014	1,743,000	1,553,449
American Achievement Corp., 8.25%, 4/1/2012	350,000	343,000
American Achievement Group Holding Corp., 14.75%, 10/1/2012 (PIK)	650,884	595,559
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	830,000	613,163
8.0%, 3/15/2014	345,000	282,900
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	790,000	691,250
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	330,000	243,788
Cablevision Systems Corp., Series B, 7.133% ***, 4/1/2009	409,000	411,556
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	575,000	445,625

Carrols Corp., 9.0%, 1/15/2013		355,000	305,300
Charter Communications Holdings LLC, 11.0%, 10/1/2015 (b)		463,000	350,723
Charter Communications Operating LLC, 144A, 10.875%, 9/15/2014		1,870,000	1,944,800
Cirsa Capital Luxembourg SA, 144A, 7.875%, 7/15/2012	EUR	330,000	420,809
Cooper-Standard Automotive, Inc., 7.0%, 12/15/2012		415,000	342,375
CSC Holdings, Inc.:
6.75%, 4/15/2012		570,000	542,925
Series B, 7.625%, 4/1/2011		605,000	598,194
Series B, 8.125%, 7/15/2009		645,000	651,450
Series B, 8.125%, 8/15/2009		1,290,000	1,302,900
Denny's Holdings, Inc., 10.0%, 10/1/2012		230,000	221,950
DIRECTV Holdings LLC, 144A, 7.625%, 5/15/2016 (b)		1,710,000	1,697,175
Dollarama Group LP, 8.883% ***, 8/15/2012 (g)		532,000	481,460
EchoStar DBS Corp.:
6.375%, 10/1/2011		815,000	789,531
6.625%, 10/1/2014		973,000	892,727
7.125%, 2/1/2016		785,000	724,162
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		735,000	389,550
General Motors Corp.:
7.4%, 9/1/2025		385,000	177,100
8.375%, 7/15/2033		1,795,000	884,037
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		690,000	658,950
Group 1 Automotive, Inc., 8.25%, 8/15/2013		345,000	313,950
Hertz Corp., 8.875%, 1/1/2014		1,995,000	1,830,412
Idearc, Inc., 8.0%, 11/15/2016		1,470,000	668,850
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		450,000	364,500
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		670,000	465,650
Kabel Deutschland GmbH, 10.625%, 7/1/2014		985,000	1,007,162
Lamar Media Corp., Series C, 6.625%, 8/15/2015		450,000	405,000
Liberty Media LLC:
5.7%, 5/15/2013		150,000	134,998
8.25%, 2/1/2030		850,000	752,939
8.5%, 7/15/2029		1,135,000	1,004,078
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		345,000	345,000
MGM MIRAGE:
6.75%, 9/1/2012		955,000	838,012
8.375%, 2/1/2011		600,000	541,500
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		1,005,000	994,950
Norcraft Holdings LP, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		1,830,000	1,665,300
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,345,000	1,109,625
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		729,000	696,195
Quebecor Media, Inc., 7.75%, 3/15/2016		455,000	419,738
Quebecor World, Inc., 144A, 9.75%, 1/15/2015**		565,000	257,075
Quiksilver, Inc., 6.875%, 4/15/2015		915,000	718,275
Reader's Digest Association, Inc., 9.0%, 2/15/2017		500,000	282,500
Sabre Holdings Corp., 8.35%, 3/15/2016		625,000	437,500
Seminole Hard Rock Entertainment, Inc., 144A, 5.276% ***, 3/15/2014		820,000	664,200
Shaw Communications, Inc., 8.25%, 4/11/2010		1,125,000	1,155,937
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		565,000	457,650
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		2,320,000	1,571,800
7.875%, 1/15/2014		230,000	188,600
Sinclair Television Group, Inc., 8.0%, 3/15/2012		351,000	351,000
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		1,380,000	1,131,600
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		680,000	544,000
Station Casinos, Inc., 6.5%, 2/1/2014		235,000	113,388

Travelport LLC:
7.307% ***, 9/1/2014		520,000	403,000
9.875%, 9/1/2014		580,000	487,200
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		525,000	258,563
United Components, Inc., 9.375%, 6/15/2013		110,000	99,550
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	1,050,000	1,494,532
144A, 10.375%, 2/15/2015		430,000	410,650
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		520,000	396,500
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	670,000	930,139
144A, 8.0%, 11/1/2016	EUR	335,000	453,260
Videotron Ltd., 144A, 9.125%, 4/15/2018		265,000	276,263
Vitro SAB de CV:
9.125%, 2/1/2017		2,070,000	1,536,975
11.75%, 11/1/2013		260,000	249,600
Young Broadcasting, Inc., 8.75%, 1/15/2014		3,217,000	1,375,267

			48,359,291
Consumer Staples 2.6%
Alliance One International, Inc., 8.5%, 5/15/2012		355,000	332,813
Delhaize America, Inc.:
8.05%, 4/15/2027		185,000	193,583
9.0%, 4/15/2031		1,542,000	1,771,633
General Nutrition Centers, Inc., 7.199% ***, 3/15/2014 (PIK)		390,000	331,500
Harry & David Operations Corp., 7.682% ***, 3/1/2012		510,000	392,700
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		2,684,000	2,160,620
Smithfield Foods, Inc., 7.75%, 7/1/2017		440,000	376,200
Viskase Companies, Inc., 11.5%, 6/15/2011		3,620,000	3,149,400

			8,708,449
Energy 12.6%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		1,395,000	1,426,387
Belden & Blake Corp., 8.75%, 7/15/2012		3,114,000	3,145,140
Bristow Group, Inc., 7.5%, 9/15/2017		685,000	674,725
Chaparral Energy, Inc.:
8.5%, 12/1/2015		1,020,000	879,750
8.875%, 2/1/2017		385,000	332,063
Chesapeake Energy Corp.:
6.25%, 1/15/2018		435,000	399,113
6.875%, 1/15/2016		2,159,000	2,075,339
7.25%, 12/15/2018		1,180,000	1,156,400
7.5%, 6/15/2014		295,000	297,581
Cimarex Energy Co., 7.125%, 5/1/2017		565,000	556,525
Delta Petroleum Corp., 7.0%, 4/1/2015		1,405,000	1,166,150
Dynegy Holdings, Inc.:
6.875%, 4/1/2011		230,000	227,125
8.375%, 5/1/2016		1,265,000	1,255,512
El Paso Corp.:
7.25%, 6/1/2018		925,000	915,750
9.625%, 5/15/2012		460,000	499,025
EXCO Resources, Inc., 7.25%, 1/15/2011		915,000	905,850
Forest Oil Corp., 144A, 7.25%, 6/15/2019		345,000	324,300
Frontier Oil Corp., 6.625%, 10/1/2011		490,000	475,300
KCS Energy, Inc., 7.125%, 4/1/2012		2,580,000	2,476,800
Mariner Energy, Inc.:
7.5%, 4/15/2013		560,000	530,600

8.0%, 5/15/2017	715,000	673,888
Newfield Exploration Co., 7.125%, 5/15/2018	1,050,000	992,250
OPTI Canada, Inc.:
7.875%, 12/15/2014	875,000	868,437
8.25%, 12/15/2014	1,725,000	1,737,937
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015	700,000	677,250
9.125%, 7/15/2013	640,000	648,000
Plains Exploration & Production Co.:
7.0%, 3/15/2017	590,000	551,650
7.625%, 6/1/2018	1,180,000	1,144,600
Quicksilver Resources, Inc., 7.125%, 4/1/2016	1,345,000	1,160,062
Range Resources Corp., 7.25%, 5/1/2018	115,000	112,125
Sabine Pass LNG LP, 7.5%, 11/30/2016	2,075,000	1,784,500
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018	460,000	455,400
Stallion Oilfield Services, 144A, 9.75%, 2/1/2015	385,000	304,150
Stone Energy Corp.:
6.75%, 12/15/2014	1,190,000	1,032,325
8.25%, 12/15/2011	1,870,000	1,823,250
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	570,000	595,144
Tesoro Corp., 6.5%, 6/1/2017	485,000	412,250
Whiting Petroleum Corp.:
7.0%, 2/1/2014	685,000	659,313
7.25%, 5/1/2012	1,200,000	1,179,000
7.25%, 5/1/2013	285,000	278,588
Williams Companies, Inc.:
8.125%, 3/15/2012	2,110,000	2,257,700
8.75%, 3/15/2032	2,742,000	3,112,170
Williams Partners LP, 7.25%, 2/1/2017	580,000	578,550

		42,757,974
Financials 10.3%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	1,780,000	1,673,200
Ashton Woods USA LLC, 9.5%, 10/1/2015	1,765,000	1,059,000
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	345,000	200,100
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	2,643,300	2,960,496
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012**	3,030,090	0
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	4,400,000	3,326,294
7.375%, 10/28/2009	6,205,000	5,651,917
7.875%, 6/15/2010	2,170,000	1,848,109
GMAC LLC, 6.875%, 9/15/2011	9,040,000	5,969,130
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015	1,165,000	1,165,000
8.875%, 4/1/2015 (PIK)	1,065,000	1,051,688
9.75%, 4/1/2017 (b)	1,345,000	1,328,187
Hexion US Finance Corp., 9.75%, 11/15/2014	325,000	277,063
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	1,940,000	1,949,700
iPayment, Inc., 9.75%, 5/15/2014	645,000	540,188
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	570,000	433,200
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	920,000	588,800
Qwest Capital Funding, Inc., 7.0%, 8/3/2009	570,000	564,300
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	143,000	151,401
Tropicana Entertainment LLC, 9.625%, 12/15/2014**	1,790,000	483,300
UCI Holdco, Inc., 10.276% ***, 12/15/2013 (PIK)	828,930	658,999
Universal City Development Partners, 11.75%, 4/1/2010	2,930,000	2,988,600

		34,868,672

Health Care 5.3%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	1,320,000	1,188,000
Bausch & Lomb, Inc., 144A, 9.875%, 11/1/2015	945,000	968,625
Boston Scientific Corp., 6.0%, 6/15/2011	815,000	804,812
Community Health Systems, Inc., 8.875%, 7/15/2015	4,570,000	4,604,275
HCA, Inc.:
9.125%, 11/15/2014	895,000	921,850
9.25%, 11/15/2016	2,605,000	2,683,150
9.625%, 11/15/2016 (PIK)	925,000	952,750
HEALTHSOUTH Corp., 10.75%, 6/15/2016	455,000	486,850
IASIS Healthcare LLC, 8.75%, 6/15/2014	685,000	686,712
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	595,000	581,613
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	685,000	597,663
The Cooper Companies, Inc., 7.125%, 2/15/2015	1,145,000	1,099,200
Vanguard Health Holding Co. I LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	770,000	677,600
Vanguard Health Holding Co. II LLC, 9.0%, 10/1/2014	1,845,000	1,798,875

		18,051,975
Industrials 10.4%
Actuant Corp., 6.875%, 6/15/2017	450,000	437,625
Allied Security Escrow Corp., 11.375%, 7/15/2011	950,000	950,000
Allied Waste North America, Inc., 6.5%, 11/15/2010	390,000	390,000
American Color Graphics, Inc., 144A, Promissory Note due 9/15/2008 (c)	63,300	0
American Color Graphics, Inc., 10.0%, 6/15/2010 **	1,055,000	255,838
American Railcar Industries, Inc., 7.5%, 3/1/2014	640,000	592,000
ARAMARK Corp.:
6.373% ***, 2/1/2015	785,000	722,200
8.5%, 2/1/2015	225,000	224,156
Baldor Electric Co., 8.625%, 2/15/2017	570,000	571,425
BE Aerospace, Inc., 8.5%, 7/1/2018	1,195,000	1,233,837
Belden, Inc., 7.0%, 3/15/2017	585,000	554,288
Bombardier, Inc., 144A, 6.75%, 5/1/2012	100,000	98,500
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	1,862,000	1,675,800
Building Materials Corp. of America, 7.75%, 8/1/2014	785,000	612,300
Cenveo Corp., 144A, 10.5%, 8/15/2016	580,000	571,300
Congoleum Corp., 8.625%, 8/1/2008**	1,188,000	891,000
DRS Technologies, Inc.:
6.625%, 2/1/2016	295,000	297,950
6.875%, 11/1/2013	1,625,000	1,633,125
7.625%, 2/1/2018	1,940,000	2,017,600
Education Management LLC, 8.75%, 6/1/2014	550,000	495,000
Esco Corp.:
144A, 6.651% ***, 12/15/2013	560,000	526,400
144A, 8.625%, 12/15/2013	1,130,000	1,127,175
General Cable Corp.:
5.166% ***, 4/1/2015	875,000	770,000
7.125%, 4/1/2017	590,000	557,550
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	570,000	473,100
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	460,000	417,450
Harland Clarke Holdings Corp., 9.5%, 5/15/2015	565,000	460,475
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012	2,135,000	1,430,450
144A, 11.5%, 5/1/2013	115,000	116,438
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	965,000	928,812

7.625%, 12/1/2013		1,520,000	1,489,600
9.375%, 5/1/2012		1,755,000	1,812,037
Kansas City Southern Railway Co.:
7.5%, 6/15/2009		420,000	424,725
8.0%, 6/1/2015		1,080,000	1,090,800
Mobile Services Group, Inc., 9.75%, 8/1/2014		685,000	657,600
Moog, Inc., 144A, 7.25%, 6/15/2018		230,000	224,825
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		920,000	899,300
Ply Gem Industries, Inc., 144A, 11.75%, 6/15/2013		415,000	371,425
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017		1,900,000	912,000
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		515,000	491,825
Seitel, Inc., 9.75%, 2/15/2014		350,000	311,500
Titan International, Inc., 8.0%, 1/15/2012		1,975,000	1,925,625
TransDigm, Inc., 7.75%, 7/15/2014		345,000	336,375
U.S. Concrete, Inc., 8.375%, 4/1/2014		630,000	522,900
United Rentals North America, Inc.:
6.5%, 2/15/2012		1,140,000	1,028,850
7.0%, 2/15/2014		1,540,000	1,189,650
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		350,000	322,875

			35,043,706
Information Technology 3.8%
Alion Science & Technology Corp., 10.25%, 2/1/2015		555,000	383,644
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		1,815,000	1,538,213
L-3 Communications Corp.:
5.875%, 1/15/2015		1,905,000	1,766,887
Series B, 6.375%, 10/15/2015		885,000	831,900
7.625%, 6/15/2012		2,060,000	2,085,750
Lucent Technologies, Inc., 6.45%, 3/15/2029		1,894,000	1,335,270
MasTec, Inc., 7.625%, 2/1/2017		805,000	688,275
NXP BV, 7.713% ***, 10/15/2013	EUR	820,000	978,494
Sanmina-SCI Corp., 144A, 5.526% ***, 6/15/2010		281,000	278,190
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		1,080,000	972,000
SunGard Data Systems, Inc., 10.25%, 8/15/2015		1,480,000	1,502,200
Vangent, Inc., 9.625%, 2/15/2015		455,000	383,906

			12,744,729
Materials 11.0%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		325,000	309,563
ARCO Chemical Co., 9.8%, 2/1/2020		4,802,000	3,553,480
Cascades, Inc., 7.25%, 2/15/2013		1,716,000	1,458,600
Chemtura Corp., 6.875%, 6/1/2016		1,215,000	1,026,675
Clondalkin Acquisition BV, 144A, 4.776% ***, 12/15/2013		750,000	624,375
CPG International I, Inc., 10.5%, 7/1/2013		1,265,000	999,350
Exopack Holding Corp., 11.25%, 2/1/2014		1,875,000	1,668,750
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		1,165,000	1,214,512
8.375%, 4/1/2017		2,535,000	2,655,412
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		1,181,096	884,346
144A, 10.698% ***, 12/31/2009		1,970,000	1,475,037
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		405,000	373,613
9.5%, 12/1/2011		470,000	473,525
Hexcel Corp., 6.75%, 2/1/2015		2,370,000	2,292,975
Huntsman LLC, 11.625%, 10/15/2010		2,810,000	2,922,400
Innophos, Inc., 8.875%, 8/15/2014		265,000	265,000

Jefferson Smurfit Corp., 8.25%, 10/1/2012		1,050,000	921,375
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		1,615,000	1,453,500
Metals USA Holdings Corp., 8.791% ***, 7/1/2012 (PIK)		385,000	353,238
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		290,000	169,650
Momentive Performance Materials, Inc., 9.75%, 12/1/2014		1,230,000	1,088,550
NewMarket Corp., 7.125%, 12/15/2016		1,390,000	1,348,300
NewPage Corp., 10.0%, 5/1/2012		1,095,000	1,048,462
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	680,000	954,629
Pliant Corp., 11.85%, 6/15/2009 (PIK)		5	5
Radnor Holdings Corp., 11.0%, 3/15/2010**		290,000	363
Rhodia SA, 144A, 7.713% ***, 10/15/2013	EUR	705,000	989,725
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017		875,000	715,312
8.375%, 7/1/2012		555,000	489,788
Steel Dynamics, Inc.:
6.75%, 4/1/2015		900,000	846,000
7.375%, 11/1/2012		210,000	207,900
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		1,230,000	1,214,625
The Mosaic Co., 144A, 7.375%, 12/1/2014		1,780,000	1,833,400
Witco Corp., 6.875%, 2/1/2026		490,000	311,150
Wolverine Tube, Inc., 10.5%, 4/1/2009		980,000	908,950

			37,052,535
Telecommunication Services 7.2%
BCM Ireland Preferred Equity Ltd., 144A, 11.856% ***, 2/15/2017 (PIK)	EUR	650,245	502,507
Centennial Communications Corp.:
10.0%, 1/1/2013		430,000	447,200
10.125%, 6/15/2013		895,000	930,800
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		1,144,000	1,103,960
8.375%, 1/15/2014		658,000	626,745
Cricket Communications, Inc.:
9.375%, 11/1/2014		1,265,000	1,239,700
144A, 10.0%, 7/15/2015		1,180,000	1,188,850
Embratel, Series B, 11.0%, 12/15/2008		244,000	248,880
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		268,302	246,838
Hellas Telecommunications Luxembourg III, 144A, 8.5%, 10/15/2013	EUR	135,000	174,781
Hellas Telecommunications Luxembourg V, 144A, 8.463% ***, 10/15/2012	EUR	190,000	262,289
Intelsat Corp.:
144A, 9.25%, 8/15/2014		235,000	232,063
144A, 9.25%, 6/15/2016		915,000	898,988
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015		1,410,000	1,388,850
iPCS, Inc., 4.998% ***, 5/1/2013		290,000	258,100
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		1,615,000	1,566,550
Millicom International Cellular SA, 10.0%, 12/1/2013		1,025,000	1,078,812
Nortel Networks Ltd.:
7.041% ***, 7/15/2011		1,055,000	994,337
144A, 10.75%, 7/15/2016		810,000	793,800
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014		420,000	385,350
Qwest Corp.:
7.25%, 9/15/2025		200,000	161,000
7.875%, 9/1/2011		1,600,000	1,576,000
Rural Cellular Corp., 9.875%, 2/1/2010		1,000,000	1,022,500
Sprint Nextel Corp., 6.0%, 12/1/2016		580,000	488,650
Stratos Global Corp., 9.875%, 2/15/2013		450,000	472,500
Telesat Canada, 144A, 11.0%, 11/1/2015		1,685,000	1,575,475
US Unwired, Inc., Series B, 10.0%, 6/15/2012		1,374,000	1,387,740

Virgin Media Finance PLC:
8.75%, 4/15/2014		1,370,000	1,277,525
8.75%, 4/15/2014	EUR	965,000	1,362,257
West Corp., 9.5%, 10/15/2014		675,000	580,500

			24,473,547
Utilities 8.9%
AES Corp.:
8.0%, 10/15/2017		1,130,000	1,113,050
144A, 8.0%, 6/1/2020		1,160,000	1,116,500
144A, 8.75%, 5/15/2013		3,715,000	3,854,313
9.5%, 6/1/2009		630,000	645,750
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		5,034,000	5,285,700
CMS Energy Corp., 8.5%, 4/15/2011		2,680,000	2,828,842
Edison Mission Energy, 7.0%, 5/15/2017		1,230,000	1,162,350
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017		1,700,000	1,751,000
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		535,000	536,338
Knight, Inc., 6.5%, 9/1/2012		320,000	316,800
Mirant Americas Generation LLC, 8.3%, 5/1/2011		1,305,000	1,331,100
Mirant North America LLC, 7.375%, 12/31/2013		420,000	420,000
NRG Energy, Inc.:
7.25%, 2/1/2014		1,345,000	1,311,375
7.375%, 2/1/2016		980,000	950,600
Oncor Electric Delivery Co., 7.0%, 9/1/2022		485,000	467,929
Orion Power Holdings, Inc., 12.0%, 5/1/2010		660,000	711,150
Regency Energy Partners LP, 8.375%, 12/15/2013		800,000	816,000
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		1,350,000	1,302,750
Sierra Pacific Resources:
6.75%, 8/15/2017		1,345,000	1,311,271
8.625%, 3/15/2014		249,000	260,828
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015		2,495,000	2,495,000

			29,988,646

Total Corporate Bonds (Cost $322,573,680)			292,049,524
Senior Loans *** 7.0%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 5.003%, 4/2/2014		335,750	309,309
Algoma Steel, Inc., Term Loan, LIBOR plus 2.5%, 5.753%, 6/30/2013		184,701	171,772
Alliance Mortgage Cycle Loan, Term Loan, LIBOR plus 7.25%, 10.503%, 6/4/2010 **		700,000	0
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 6.503%, 4/11/2015		157,500	153,474
Term Loan B, LIBOR plus 3.25%, 6.503%, 4/11/2015		900,475	877,459
Buffets, Inc.:
Letter of Credit, 4.73%, 5/1/2013		196,838	106,686
Term Loan B, 9.713%, 1/13/2011		1,473,539	798,659
Charter Communications Operations:
Term Loan, LIBOR plus 2.0%, 5.253%, 3/6/2014		1,057,350	1,046,586
Term Loan B, LIBOR plus 3.25%, 6.503%, 4/27/2011		1,615,946	1,421,936
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 6.753%, 10/10/2014		5,183,950	4,869,984
Term Loan B3, LIBOR plus 3.5%, 6.753%, 10/10/2014		3,387,975	3,187,187
Ford Motor Co., Term Loan B, LIBOR plus 3.0%, 6.253%, 12/16/2013		595,000	470,630
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 5.503%, 9/16/2013		337,437	307,911
Golden Nugget, Term Loan, 5.72%, 6/16/2014		665,000	425,600

Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 5.253%, 3/26/2014		18,703	17,581

Term Loan B, LIBOR plus 2.0%, 5.253%, 3/26/2014	320,137	298,613
HCA, Inc., Term Loan A1, 4.301%, 11/18/2012	1,825,441	1,714,773
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 5.503%, 5/5/2013	1,873,769	1,642,555
Term Loan C2, LIBOR plus 2.25%, 5.503%, 5/5/2013	557,725	488,905
IASIS Healthcare LLC, Term Loan, 8.043%, 6/15/2014	726,373	639,208
Longview Power LLC:
Demand Draw, 5.063%, 4/1/2014	225,667	204,510
Letter of Credit, 5.063%, 4/1/2014	62,333	56,490
Term Loan B, 5.063%, 4/1/2014	192,000	174,000
NewPage Corp., Term Loan B, LIBOR plus 3.0%, 6.253%, 11/5/2014	129,350	128,042
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 5.503%, 9/30/2014	549,071	432,737
Symbion, Inc.:
Term Loan A, 6.149%, 8/23/2013	264,138	234,092
Term Loan B, 6.149%, 8/23/2014	264,138	234,092
Telesat Canada, Inc.:
Term Loan, 5.9%, 9/1/2014	399,213	381,775
Term Loan B, LIBOR plus 3.0%, 6.253%, 10/31/2014	1,230,118	1,176,388
Toys "R" Us, Term Loan, 6.969%, 7/1/2012	995,025	953,980
Tribune Co., Term Loan, 5.786%, 5/24/2014	1,118,700	799,406

Total Senior Loan (Cost $26,722,155)		23,724,340
Preferred Securities 0.3%
Citigroup, Inc., Series E, 8.4%, 4/30/2018 (d)	630,000	539,431
Xerox Capital Trust I, 8.0%, 2/1/2027	430,000	409,896

Total Preferred Securities (Cost $1,068,965)		949,327
	Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	648	0
DeCrane Aircraft Holdings, Inc., 144A, Expiration Date 9/30/2008*	1,230	0
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	182,000	42,725

Total Warrants (Cost $11,461)		42,725
	Units	Value ($)

Other Investments 0.3%
Hercules, Inc. (Bond Unit), 6.5%, 6/30/2029 (Cost $923,120)	1,219,000	999,580
	Shares	Value ($)

Convertible Preferred Stock 0.0%
ION Media Networks, Inc.:
144A, 12.0%*	40,003	2,210
Series AI, 144A, 12.0%*	40,000	260

Total Convertible Preferred Stocks (Cost $52,522)		2,470
Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*	18,710	15,903
GEO Specialty Chemicals, Inc. 144A*	1,703	1,448

Total Common Stocks (Cost $215,108)		17,351
Securities Lending Collateral 1.1%
Daily Assets Fund Institutional, 2.69% (e) (f) (Cost $3,544,150)	3,544,150	3,544,150

	Cash Equivalents 3.9%
Cash Management QP Trust, 2.42% (e) (Cost $13,238,926)					13,238,926	13,238,926
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $368,350,087) †					99.0	334,568,393
Other Assets and Liabilities, Net					1.0	3,489,182

Net Assets					100.0	338,057,575

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	10.503%	6/4/2010	700,000	USD	708,969	0
American Color Graphics, Inc.	10.0%	6/15/2010	1,055,000	USD	740,638	255,838
Congoleum Corp.	8.625%	8/1/2008	1,188,000	USD	1,048,695	891,000
Eaton Vance Corp., CDO II	13.68%	7/15/2012	3,030,090	USD	2,037,287	0
Quebecor World, Inc.	9.75%	1/15/2015	565,000	USD	565,000	257,075
Radnor Holdings Corp.	11.0%	3/15/2010	290,000	USD	186,538	363
Tropicana Entertainment LLC	9.625%	12/15/2014	1,790,000	USD	1,346,099	483,300
					6,633,226	1,887,576
***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2008.

†

The cost for federal income tax purposes was $369,071,816. At July 31, 2008, net unrealized depreciation for all securities based on tax cost was $34,503,423. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,315,550 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $35,818,973.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2008 amounted to $3,384,712 which is 1.0% of net assets.
(c)	Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 9/15/2008. This security is deemed to be non-income producing.
(d)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Security has deferred its 6/15/2008 interest payment until 12/15/2008. This security is deemed to be non-income producing.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

At July 31, 2008, the Fund had unfunded loan commitments of $145,868 which could be extended at the option of the borrower, pursuant to the following loan agreement:
	Unfunded Loan		Unrealized
Borrower	Commitment ($)	Value ($)	Depreciation ($)

Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015	89,775	87,699	(2,076)
Telesat Canada, Inc., Term Loan B, 10/31/2014	56,093	54,297	(1,796)
Total	145,868	141,996	(3,872)

At July 31, 2008, open credit default swaps contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Received by the Fund	Underlying Debt Obligation	Unrealized Appreciation/ (Depreciation) ($)

10/3/2007 12/20/2008	565,000[1]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(22,558)
10/4/2007 12/20/2008	595,000[1]	Fixed — 2.6%	General Motors Corp., 7.125%, 7/15/2013	(25,129)
10/23/2007 12/20/2008	1,120,000[2]	Fixed — 3.0%	General Motors Corp., 7.125%, 7/15/2013	(45,578)
10/4/2007 12/20/2008	565,000[1]	Fixed — 3.1%	Ford Motor Co., 6.5%, 8/1/2018	(15,441)
10/5/2007 12/20/2008	340,000[1]	Fixed — 3.15%	Ford Motor Co., 6.5%, 8/1/2018	(9,226)
10/23/2007 12/20/2008	1,300,000[2]	Fixed — 3.4%	Ford Motor Co., 6.5%, 8/1/2018	(34,010)
11/21/2007 12/20/2008	590,000[3]	Fixed — 4.02%	Tenet Healthcare Corp., 7.375%, 2/1/2013	4,772
2/19/2008 3/20/2009	1,785,000[3]	Fixed — 3.8%	HCA, Inc., 7.7%, 3/20/2009	21,230
2/26/2008 3/20/2009	1,370,000[3]	Fixed — 5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013	26,094
10/23/2007 12/20/2009	640,000[2]	Fixed — 4.65%	Ford Motor Co., 6.5%, 8/1/2018	(95,301)
12/13/2007 12/20/2009	585,000[3]	Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018	(60,001)
Total net unrealized depreciation				(255,148)
At July 31, 2008, open credit default swaps contracts purchased were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation	Unrealized Appreciation ($)

5/6/2008 6/20/2013	590,000[3]	Fixed — 7.25%	ARCO Chemical Co., 9.8%, 2/1/2020	48,032
Counterparties:
[1]			JPMorgan Chase Securities, Inc.
[2]			Morgan Stanley Co., Inc.
[3]			Merrill Lynch, Pierce, Fenner & Smith, Inc.

As of July 31, 2008, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
EUR	5,585,400	USD	8,736,487	8/11/2008	29,263

Currency Abbreviations
EUR	Euro	USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008